Business Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization and Nature of Operations

Note 1 – Business Organization and Nature of Operations

Hancock Jaffe Laboratories, Inc. (“we”, “us”, “our”, “HJLI” or the “Company”) is a medical device company developing tissue-based solutions that are designed to be life sustaining or life enhancing for patients with cardiovascular disease, and peripheral arterial and venous disease. The Company’s products are being developed to address large unmet medical needs by either offering treatments where none currently exist or by substantially increasing the current standards of care. Our two lead products which we are developing are: the VenoValve®, a porcine based device to be surgically implanted in the deep venous system of the leg to treat a debilitating condition called chronic venous insufficiency (“CVI”); and the CoreoGraft®, a bovine based conduit to be used to revascularize the heart during coronary artery bypass graft (“CABG”) surgeries. Both of our current products are being developed for approval by the U.S. Food and Drug Administration (“FDA”). We currently receive tissue for development of our products from one domestic suppliers and one international supplier. Our current business model is to license, sell, or enter into strategic alliances with large medical device companies with respect to our products, either prior to or after FDA approval. Our current senior management team has been affiliated with more than 50 products that have received FDA approval or CE marking. We currently lease a 14,507 sq. ft. manufacturing facility in Irvine, California, where we manufacture products for our clinical trials, and which has previously been FDA certified for commercial manufacturing of product.

Each of our product candidates will be required to successfully complete clinical trials and other testing to demonstrate the safety and efficacy of the product candidate before it will be approved by the FDA. The completion of these clinical trials and testing will require a significant amount of capital and the hiring of additional personnel.

On September 15, 2020, at a special stockholders meeting, the Company’s stockholders approved the increase of its authorized common shares to 250,000,000 for a sufficient authorized number to settle all outstanding stock options, warrants and convertible preferred stock.

Note 1 – Business Organization and Nature of Operations

Hancock Jaffe Laboratories, Inc. is a medical device company developing tissue based solutions that are designed to be life sustaining or life enhancing for patients with cardiovascular disease, and peripheral arterial and venous disease. The Company’s products are being developed to address large unmet medical needs by either offering treatments where none currently exist or by substantially increasing the current standards of care. Our two lead products are: the VenoValve®, a porcine based device to be surgically implanted in the deep venous system of the leg to treat a debilitating condition called CVI; and the CoreoGraft®, a bovine based conduit to be used to revascularize the heart during CABG surgeries. Both of our current products are being developed for approval by the FDA. We currently receive tissue for our products from one domestic supplier and one international supplier. Our current business model is to license, sell, or enter into strategic alliances with large medical device companies with respect to our products, either prior to or after FDA approval. Our current senior management team has been affiliated with more than 50 products that have received FDA approval or CE marking. We currently lease a 14,507 sq. ft. manufacturing facility in Irvine, California, where we manufacture products for our clinical trials and which has previously been FDA certified for commercial manufacturing of product.

Each of our product candidates will be required to successfully complete clinical trials and other testing to demonstrate the safety and efficacy of the product candidate before it will be approved by the FDA. The completion of these clinical trials and testing will require a significant amount of capital and the hiring of additional personnel.